Business developments (Details) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition
Issued shares (in shares)		2,650,747,720	2,447,747,720	2,556,011,720	2,556,011,720
Other Revenue, Other Investments		SFr 253	SFr 769	SFr 1,141
Bank
Business Acquisition
Issued shares (in shares)	[1]	4,399,680,200	4,399,680,200
Other Revenue, Other Investments		SFr 256	SFr 769	SFr 1,142

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2021. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.